Equity Method Investments - Narrative (Details)	12 Months Ended						6 Months Ended	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 Equity method investees USD ($)	Dec. 31, 2013 Equity method investees USD ($)	Dec. 31, 2012 Equity method investees USD ($)	Dec. 31, 2012 Danone Chiquita Fruits SAS USD ($)	Dec. 31, 2014 Danone Chiquita Fruits SAS USD ($)	Dec. 31, 2014 Danone Chiquita Fruits SAS EUR (€)
Schedule of Equity Method Investments
Impairment of the company's equity method investment in Danone JV and related assets							$ 32,000,000
Total contributions to the equity method investment	0	18,422,000	0					18,000,000	14,000,000
Earnings (losses) from equity method investments	(2,750,000)	(258,000)	33,433,000
Disposal Group, Including Discontinued Operation, Consideration	2,000,000
Equity method investment in affiliates	2,000,000	1,000,000
Sales by Chiquita to equity method investees				0	0	0
Purchases by Chiquita from equity method investees				$ 14,000,000	$ 14,000,000	$ 13,000,000